S000082205 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares LifePath Target Date 2055 ETF | iShares LifePath Target Date 2055 ETF
Prospectus [Line Items]
Annual Return [Percent]	16.58%